07054651

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1-33408

CertAMX

RECD S.E.C.
MAY 1 5 2007
1086

May 15, 2007

Cecile Peters
Chief, IT Services
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Ms. Peters:

This is to certify that on April 30, 2007 the American Stock Exchange LLC (the "Exchange") received from Wilson Holdings, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A/A for the registration of the following securities:

Common Stock, par value $0.001 per share

We further certify that the above-described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
MAY 1 7 2007
THOMSON
FINANCIAL

END